FINANCIAL INSTRUMENTS (Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	$ 49,199	$ 73,003
Cash and Cash Equivalents [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	49,199	73,003
Cash and Cash Equivalents [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in publicly traded companies [Member]
Disclosure of financial assets [line items]
Financial assets	6,132	1,207
Investments in publicly traded companies [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	6,132	1,207
Investments in publicly traded companies [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in publicly traded companies [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets